Stock-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-based Compensation [Abstract]
Total Fair Value of Stock Options Vested and Total Intrinsic Value of Options Exercised [Table Text Block]

	Years Ended December 31,
Stock Options	2015	2014	2013
	(in millions)
Intrinsic Value of Options Exercised (a)	$—	$—	$3.1

(a)	Intrinsic value is calculated as market price at exercise dates less the option exercise price.

Summary of Stock Option Transactions [Table Text Block]

	2015		2014		2013
	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price	Options	Weighted Average Exercise Price
	(in thousands)		(in thousands)		(in thousands)
Outstanding as of January 1,	—	NA	—	NA	188.5	$30.17
Granted	—	NA	—	NA	—	NA
Exercised/Converted	—	NA	—	NA	(187.5)	30.18
Forfeited/Expired	—	NA	—	NA	(1.0)	27.95
Outstanding as of December 31,	—	NA	—	NA	—	NA

Options Exercisable as of December 31,	—	NA	—	NA	—	NA

NA Not applicable.

Performance Units and Reinvested Dividends on Outstanding Performance Units [Table Text Block]

	Years Ended December 31,
Performance Units	2015	2014	2013
Awarded Units (in thousands)	575.0	16.9	1,284.2
Weighted Average Unit Fair Value at Grant Date	$59.19	$49.73	$46.23
Vesting Period (in years)	3	3	3

Performance Units and AEP Career Shares (Reinvested Dividends Portion)	Years Ended December 31,
	2015	2014	2013
Awarded Units (in thousands)	103.6	98.9	100.9
Weighted Average Fair Value at Grant Date	$54.35	$53.35	$45.42
Vesting Period (in years)	(a)	(a)	(a)

(a)
The vesting period for the reinvested dividends on performance units is equal to the remaining life of the related performance units.  Dividends on AEP career shares vest immediately when the dividend is awarded but are not paid in cash until after the participant’s employment ends.

Summary of Performance Scores and Performance Units Earned [Table Text Block]

	Years Ended December 31,
Performance Units	2015	2014	2013
Certified Performance Score	176.3%	147.8%	118.8%
Performance Units Earned	1,202,107	889,697	749,219
Performance Units Mandatorily Deferred as AEP Career Shares	41,707	40,831	72,883
Performance Units Voluntarily Deferred into the Incentive Compensation Deferral Program	54,074	39,526	39,691
Performance Units to be Paid in Cash	1,106,326	809,340	636,645

Summary of Cash Payouts for Performance Units and Career Shares [Table Text Block]
The cash payouts for the years ended December 31, 2015, 2014 and 2013 were as follows:

	Years Ended December 31,
Performance Units and AEP Career Shares	2015	2014	2013
	(in millions)
Cash Payouts for Performance Units	$48.1	$29.3	$43.9
Cash Payouts for AEP Career Share Distributions	3.0	4.3	3.7

Summary of Units Awarded and Fair Value of Restricted Stock Units [Table Text Block]

	Years Ended December 31,
Restricted Stock Units	2015	2014	2013
Awarded Units (in thousands)	397.5	64.1	644.4
Weighted Average Grant Date Fair Value	$58.56	$50.36	$46.24

Total Fair Value and Total Intrinsic Value of Restricted Shares and Restricted Stock Units Vested [Table Text Block]

	Years Ended December 31,
Restricted Stock Units	2015	2014	2013
	(in millions)
Fair Value of Restricted Stock Units Vested	$18.3	$18.7	$15.3
Intrinsic Value of Restricted Stock Units Vested (a)	24.2	24.9	20.4

(a)	Intrinsic value is calculated as market price at exercise date.

Status of Nonvested Restricted Shares and Restricted Stock Units [Table Text Block]

Nonvested Restricted Stock Units	Shares/Units	Weighted Average Grant Date Fair Value
	(in thousands)
Nonvested as of January 1, 2015	783.0	$44.59
Granted	397.5	58.56
Vested	(425.4)	42.94
Forfeited	(33.8)	51.07
Nonvested as of December 31, 2015	721.3	52.48

Stock Unit Accumulation Plan for Non-employee Directors [Table Text Block]

	Years Ended December 31,
Stock Unit Accumulation Plan for Non-Employee Directors	2015	2014	2013
Awarded Units (in thousands)	24.9	25.4	32.7
Weighted Average Grant Date Fair Value	$55.46	$54.08	$45.81

Compensation Cost and Actual Tax Benefit Realized for Tax Deductions from Compensation Cost for Share-based Payment Arrangements [Table Text Block]

	Years Ended December 31,
Share-based Compensation Plans	2015	2014	2013
	(in millions)
Compensation Cost for Share-based Payment Arrangements (a)	$63.8	$85.4	$56.4
Actual Tax Benefit Realized	22.3	29.9	19.7
Total Compensation Cost Capitalized	20.3	23.1	13.2

(a)	Compensation cost for share-based payment arrangements is included in Other Operation and Maintenance expenses on the statements of income.

Cash Received from Stock Options Exercised and Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised [Table Text Block]

	Years Ended December 31,
Share-based Compensation Plans	2015	2014	2013
	(in millions)
Cash Received from Stock Options Exercised	$—	$—	$5.7
Actual Tax Benefit Realized for the Tax Deductions from Stock Options Exercised	—	—	1.0